Customer accounts and amounts due to banks (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Customer accounts and amounts due to banks
Legal entities' current/demand accounts	₽ 8,829	₽ 5,197
Correspondent accounts of other banks	2,335	1,523
Individuals' current/demand accounts	39	81
Term deposits		834
Total customer accounts and amounts due to banks	₽ 11,203	₽ 7,635